Provisions (Tables)	6 Months Ended
Dec. 31, 2023
Provisions
Schedule of provisions

	Other(1)	Tax(2)	Total
	£’000	£’000	£’000
At 1 July 2022	1,143	11,501	12,644
Charged/(credited) to profit or loss:
Reassessment of provisions	97	(29)	68
Additional provisions recognized	—	291	291
At 31 December 2022	1,240	11,763	13,003
(Credited)/charged to profit or loss:
Reassessment of provisions	(364)	293	(71)
Additional provisions recognized	—	7	7
At 30 June 2023	876	12,063	12,939
Charged/(credited) to profit or loss:
Reassessment of provisions	79	(1,955)	(1,876)
At 31 December 2023	955	10,108	11,063
Less: non-current portion
Provisions	—	—	—
Current provisions	955	10,108	11,063

(1) Other provision

Other provision includes, amongst other items, make good provisions as the Group is required to restore the leased premises of its office spaces to their original condition at the end of the respective lease terms. A provision has been recognized based upon the estimated expenditure required to remove any leasehold improvements. The remaining term on such leased properties is between 3 months and 9 years.

27Provisions (continued)

(2) Tax provision

Provision in respect of player related tax matters. The timing of cash outflows is by its nature uncertain but it is management’s best estimate that these will be made within the next 12 months.